Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended
Mar. 15, 2015
Subsequent Event
Subsequent Event [Line Items]
Disposal of Investment securities	$ 18